Note 10 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 335,155	$ 291,920
Goodwill acquired during the year	309,227	42,879
Other items	1,483	2,555
Foreign exchange	1,236	(2,199)
Goodwill disposed during the year	(2,254)
Balance	644,847	335,155
FirstService Residential Segment [Member]
Balance	193,943	188,223
Goodwill acquired during the year	18,446	6,248
Other items	527	922
Foreign exchange	835	(1,450)
Goodwill disposed during the year	(2,025)
Balance	211,726	193,943
FirstService Brands Segment [Member]
Balance	141,212	103,697
Goodwill acquired during the year	290,781	36,631
Other items	956	1,633
Foreign exchange	401	(749)
Goodwill disposed during the year	(229)
Balance	$ 433,121	$ 141,212